                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                            VAN KAMPEN UTILITY FUND

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
                        PROSPECTUS DATED JULY 29, 1999,
                       SUPERCEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. Christine Drusch, Senior Portfolio Manager, has been primarily responsible for managing the Fund's investment portfolio since January 1998. David McLaughlin has shared responsibility for the day-to-day management of the Fund's investment portfolio since October 1998.

    Ms. Drusch has been a Senior Vice President of the Adviser and Asset Management since December 1999, and since December 1998 she was a Vice President of the Adviser and Asset Management. Prior to December 1998, Ms. Drusch was an Assistant Vice President of the Adviser and Asset Management since September 1995. Prior to September 1995, Ms. Drusch was an Associate Portfolio Manager of Asset Management, and has worked for Asset Management since July 1991. Ms. Drusch has been affiliated with the Fund since August 1997.

    Mr. McLaughlin has been a Vice President of the Adviser and Asset Management since June 1995, and he was an Assistant Vice President of Asset Management since March 1994. Prior to June 1995, Mr. McLaughlin was a Senior Equity Trader for the Adviser. Mr. McLaughlin has worked for Asset Management since 1986. Mr. McLaughlin has been affiliated with the Fund since October 1998.

    (2) The first sentence of the fifth paragraph in the section entitled "PURCHASE OF SHARES -- GENERAL" is hereby deleted and replaced with the following:

    The net asset value per share for each class of shares of the Fund is determined once daily as of the close of trading on the New York Stock Exchange (the "Exchange")(currently 4:00 p.m., New York time) each day the Exchange is open for trading except on any day on which no purchase or redemption orders are received or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                       VAN KAMPEN AGGRESSIVE GROWTH FUND

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
                        PROSPECTUS DATED JULY 29, 1999,
                       SUPERCEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by a team of portfolio managers. Senior Portfolio Managers Gary M. Lewis and Dudley Brickhouse are the co-lead managers of the Fund. Mr. Lewis has overall responsibility for the team of portfolio managers which manages the Van Kampen Emerging Growth, Van Kampen Select Growth and Van Kampen Technology Funds in addition to the Fund. Mr. Lewis has been a Senior Vice President of the Adviser and Asset Management since September 1995. Mr. Lewis became a Vice President and Portfolio Manager of Asset Management in June 1991. Mr. Lewis has been employed by Asset Management since September 1986. He has been affiliated with the Fund since its inception.

        Mr. Brickhouse has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Asset Management since December 1998. Mr. Brickhouse became an Associate Portfolio Manager of the Adviser and Asset Management in September 1997. Prior to September 1997, Mr. Brickhouse was a Vice President and Portfolio Manager with NationsBank, where he had worked since 1985. He has been affiliated with the Fund since September 1997.

        Senior Portfolio Managers Janet Luby and David Walker and Portfolio Manager Matthew Hart are responsible as co-managers for the day-to-day management of the Fund's investment portfolio.

        Mr. Hart has been a Portfolio Manager since January 1998, and a Vice President of the Adviser and Asset Management since December 1998. Mr. Hart became an Associate Portfolio Manager of the Adviser and Asset Management in August 1997. Prior to August 1997, Mr. Hart held various positions within the portfolio area of AIM Capital Management, Inc., where he had worked since June 1992. Mr. Hart's last position in the AIM portfolio area was as a convertible bonds analyst. He has been affiliated with the Fund since February 2000.

        Ms. Luby has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Asset Management since December 1998. Ms. Luby became an Assistant Vice President of the Adviser and Asset Management in December 1997 and an Associate Portfolio Manager of Asset Management in July 1995. Prior to July 1995, Ms. Luby spent eight years at AIM Capital Management, Inc. where she worked five years in the accounting department and three years in the investment area. Her last position in the AIM investment area was as a senior securities analyst. Ms. Luby also has been the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since August 1999. She has been affiliated with the Fund since its inception.

        Mr. Walker has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Asset Management since December 1998. Mr. Walker became an Assistant Vice President of the Adviser and Asset Management in June 1995. Prior to April 1996, Mr. Walker was a Quantitative Analyst of Asset Management and has worked for Asset Management since October 1990. Mr. Walker also has been the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since September 1997. He has been affiliated with the Fund since its inception.

    (2) The section entitled "PURCHASE OF SHARES" is hereby amended by adding the following:

    Effective May 1, 2000, Van Kampen Aggressive Growth Fund will reopen to new investors.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN SMALL CAP VALUE FUND

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
                        PROSPECTUS DATED JUNE 16, 1999,
                       SUPERCEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by John Cunniff, Senior Portfolio Manager. Mr. Cunniff has been affiliated with the Fund since its inception. He has been a Vice President and Director of Equity Research of the Adviser since October 1995. Prior to October 1995, Mr. Cunniff was a Portfolio Manager for 3 years with Templeton Quantitative Advisors, a subsidiary of the Franklin Group.

    (2) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                             VAN KAMPEN GROWTH FUND

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
                        PROSPECTUS DATED JULY 29, 1999,
                       SUPERCEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Fund's portfolio management team is headed by Jeff
D. New, Senior Portfolio Manager. Mr. New has been a Senior Vice President and Senior Portfolio Manager of the Adviser and Asset Management since December 1997. Prior to December 1997, Mr. New was a Vice President and Portfolio Manager of the Adviser and Asset Management. Prior to December 1994, he was an Associate Portfolio Manager of Asset Management. Mr. New joined the Adviser in 1995 and Asset Management in 1990. Mr. New has been primarily responsible for managing the Fund's investment portfolio since its inception.

    Senior Portfolio Managers Michael Davis and Mary Jayne Maly are responsible as co-managers for the day-to-day management of the Fund's investment portfolio. Mr. Davis has been a Senior Portfolio Manager of the Adviser and Asset Management since April 2000, and a Vice President and Portfolio Manager of the Adviser and Asset Management since March 1998. Prior to March 1998 he was the owner of Davis Equity Research, a stock research company. Mr. Davis has been an investment professional since 1983. Mr. Davis has been a co-manager of the Fund since July 1998.

    Ms. Maly has been a Senior Portfolio Manager since April 2000, and a Vice President and Portfolio Manager of the Adviser and Asset Management since July 1998. From July 1997 to June 1998, she was a Vice President at Morgan Stanley Asset Management Inc. and assisted in the management of the Morgan Stanley Institutional Real Estate Funds and the Van Kampen American Capital Real Estate Securities Fund. Prior to July 1997, Ms. Maly was a Vice President and Portfolio Manager of the Adviser and Asset Management. Prior to November 1992, she was a Vice President and Senior Equity Analyst at Texas Commerce Investment Management Company. Ms. Maly has been a co-manager of the Fund since July 1998.

    (2) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN SELECT GROWTH FUND
                      SUPPLEMENT DATED MAY 25, 2000 TO THE
                        PROSPECTUS DATED APRIL 24, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Fund is managed by a team of portfolio managers. Senior Portfolio Managers Gary M. Lewis and Janet Luby are the co-lead managers of the Fund. Mr. Lewis has overall responsibility for the team of portfolio managers which manages the Van Kampen Emerging Growth, Van Kampen Technology and Van Kampen Aggressive Growth Funds in addition to the Fund. Mr. Lewis has been a Senior Vice President of the Adviser and Asset Management since September 1995. Mr. Lewis became a Vice President and Portfolio Manager of Asset Management in June 1991. Mr. Lewis has been employed by Asset Management since September 1986. He has been affiliated with the Fund since its inception.

    Ms. Luby has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Asset Management since December 1998. Ms. Luby became an Assistant Vice President of the Adviser and Asset Management in December 1997 and an Associate Portfolio Manager of Asset Management in July 1995. Prior to July 1995, Ms. Luby spent eight years at AIM Capital Management, Inc. where she worked five years in the accounting department and three years in the investment area. Her last position in the AIM investment area was as a senior securities analyst. Ms. Luby also has been the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since August 1999. She has been affiliated with the Fund since its inception.

    Senior Portfolio Managers Dudley Brickhouse and David Walker and Portfolio Manager Matthew Hart are responsible as co-managers for the day-to-day management of the Fund's investment portfolio.

    Mr. Brickhouse has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Asset Management since December 1998. Mr. Brickhouse became an Associate Portfolio Manager of the Adviser and Asset Management in September 1997. Prior to September 1997, Mr. Brickhouse was a Vice President and Portfolio Manager with NationsBank, where he had worked since 1985. He has been affiliated with the Fund since its inception.

    Mr. Hart has been a Portfolio Manager since January 1998, and a Vice President of the Adviser and Asset Management since December 1998. Mr. Hart became an Associate Portfolio Manager of the Adviser and Asset Management in August 1997. Prior to August 1997, Mr. Hart held various positions within the portfolio area of AIM Capital Management, Inc., where he had worked since June 1992. Mr. Hart's last position in the AIM portfolio area was as a convertible bonds analyst. He has been affiliated with the Fund since its inception.

    Mr. Walker has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Asset Management since December 1998. Mr. Walker became an Assistant Vice President of the Adviser and Asset Management in June 1995. Prior to April 1996, Mr. Walker was a Quantitative Analyst of Asset Management and has worked for Asset Management since October 1990. Mr. Walker also has been the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since September 1997. He has been affiliated with the Fund since its inception.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel*, effective May 31, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                VAN KAMPEN TRUST
                            ON BEHALF OF ITS SERIES
                           VAN KAMPEN HIGH YIELD FUND
                        VAN KAMPEN STRATEGIC INCOME FUND
                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                            VAN KAMPEN UTILITY FUND

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 29, 1999,
                       SUPERCEDING ALL PRIOR SUPPLEMENTS

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Paul G. Yovovich, effective April 14, 2000, and Richard M. DeMartini and Don G. Powell, effective December 15, 1999.

     (2) The section entitled "TRUSTEES AND OFFICERS--TRUSTEES" is hereby amended, effective December 15, 1999, by adding the following:

Mitchell M. Merin*...................  President and Chief Operating Officer of asset management of
Two World Trade Center                 Morgan Stanley Dean Witter since December 1998. President
66th Floor                             and Director since April 1997 and Chief Executive Officer
New York, NY 10048                     since June 1998 of Morgan Stanley Dean Witter Advisors Inc.
Date of Birth: 08/13/53                and Morgan Stanley Dean Witter Services Company Inc.
                                       Chairman, Chief Executive Officer and Director of Morgan
                                       Stanley Dean Witter Distributors Inc. since June 1998.
                                       Chairman and Chief Executive Officer since June 1998, and
                                       Director since January 1998, of Morgan Stanley Dean Witter
                                       Trust FSB. Director of various Morgan Stanley Dean Witter
                                       subsidiaries. President of the Morgan Stanley Dean Witter
                                       funds and Discover Brokerage Index Series since May 1999.
                                       Trustee/Director of each of the funds in the Fund Complex, and Vice President of other investment companies advised by the Advisers and their affiliates. Previously Chief
                                       Strategic Officer of Morgan Stanley Dean Witter Advisors
                                       Inc. and Morgan Stanley Dean Witter Services Company Inc.
                                       and Executive Vice President of Morgan Stanley Dean Witter
                                       Distributors Inc. April 1997-June 1998, Vice President of
                                       the Morgan Stanley Dean Witter Funds and Discover Brokerage
                                       Index Series May 1997-April 1999, and Executive Vice
                                       President of Dean Witter, Discover & Co.
Richard F. Powers, III*..............  Chairman, President and Chief Executive Officer of Van
1 Parkview Plaza                       Kampen Investments. Chairman, Director and Chief Executive
P.O. Box 5555                          Officer of the Advisers, the Distributor, Van Kampen
Oakbrook Terrace, IL 60181-5555        Advisors Inc. and Van Kampen Management Inc. Director and
Date of Birth: 02/02/46                officer of certain other subsidiaries of Van Kampen
                                       Investments. Trustee/Director and President of each of the funds in the Fund Complex. Trustee, President and Chairman of the Board of other investment companies advised by the
                                       Advisers and their affiliates, and Chief Executive Officer of Van Kampen Exchange Fund. Prior to May 1998, Executive
                                       Vice President and Director of Marketing at Morgan Stanley
                                       Dean Witter and Director of Dean Witter Discover & Co. and
                                       Dean Witter Realty. Prior to 1996, Director of Dean Witter
                                       Reynolds Inc.

     (3) The footnote at the end of the section entitled "TRUSTEES AND OFFICERS--TRUSTEES" is hereby deleted in its entirety and replaced with the following:

     * Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of each of the funds in the Fund Complex by reason of his firm currently acting as legal counsel to each of the Funds in the Fund Complex. Messrs. Merin and Powers are interested persons of each of the Funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley Dean Witter or its affiliates.

     (4) The section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell, Tanya M. Loden, Weston B. Wetherell and Michael Robert Sullivan, effective January 31, 2000, Dennis J. McDonnell, effective March 31, 2000, Edward C. Wood, III and Stephen L. Boyd, effective April 17, 2000, and Peter W. Hegel, effective May 31, 2000, and by adding the following:

Stephen L. Boyd......................  Executive Vice President and Chief Investment Officer of Van
Date of Birth: 11/16/40                Kampen Investments, and President and Chief Operating
Executive Vice President and           Officer of the Advisers. Executive Vice President and Chief
Chief Investment Officer               Investment Officer of each of the funds in the Fund Complex and certain other investment companies advised by the
                                       Advisers or their affiliates. Prior to April 2000, Vice
                                       President and Chief Investment Officer of the Advisers.
                                       Prior to October 1998, Vice President and Senior Portfolio
                                       Manager with AIM Capital Management, Inc. Prior to February
                                       1998, Senior Vice President and Portfolio Manager of Van
                                       Kampen American Capital Asset Management, Inc., Van Kampen
                                       American Capital Investment Advisory Corp. and Van Kampen
                                       American Capital Management, Inc.
John H. Zimmermann, III..............  Senior Vice President and Director of Van Kampen
Date of Birth: 11/25/57                Investments, President and Director of the Distributor and
Vice President                         President of Van Kampen Insurance Agency of Illinois Inc.
                                       Vice President of each of the funds in the Fund Complex.
                                       From November 1992 to December 1997, Senior Vice President
                                       of the Distributor.

     (5) The second sentence of the first paragraph immediately following the section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby deleted in its entirety.

     (6) The footnote to the "CLASS A SHARES SALES CHARGE TABLE" at the end of the second paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby deleted in its entirety and replaced with the following:

          * No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within one year of purchase. A commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. For single purchases of $20 million or more by an individual retail investor the Distributor will pay, at the time of purchase and directly out of the Distributor's assets (and not out of the Fund's assets), a commission or transaction fee of 1.00% to authorized dealers who initiate and are responsible for such purchases. The commission or transaction fee of 1.00% will be computed on a percentage of the dollar value of such shares sold.

     (7) The first sentence of the last paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby amended by adding the following:

     The Prudential Insurance Company of America.

     (8) The information in the section entitled "OTHER INFORMATION--INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the Fund's independent accountants, effective May 18, 2000.

     PricewaterhouseCoopers LLP, located at 200 East Randolph Drive, Chicago, Illinois 60601 ("PWC"), had been engaged as the Fund's independent accountants on April 17, 2000 in connection with the audit of the Fund's financial statements for the fiscal year ended March 31, 2000. PWC ceased being the Fund's independent accountants effective May 18, 2000. The cessation of the client-auditor relationship between the Fund and PWC was based solely on a possible future business relationship by PWC with an affiliate of the Fund's investment adviser. KPMG LLP, located at 303 West Wacker Drive, Chicago, Illinois 60601 ("KPMG"), ceased being the Fund's independent accountants effective April 14, 2000. The cessation of the client-auditor relationship between the Fund and KPMG was based solely on a possible future business relationship by KPMG with an affiliate of the Fund's investment adviser. The changes in independent accountants were approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                       VAN KAMPEN AGGRESSIVE GROWTH FUND

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 29, 1999,
                       SUPERCEDING ALL PRIOR SUPPLEMENTS

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Paul G. Yovovich, effective April 14, 2000, and Richard M. DeMartini and Don G. Powell, effective December 15, 1999.

     (2) The section entitled "TRUSTEES AND OFFICERS--TRUSTEES" is hereby amended, effective December 15, 1999, by adding the following:

Mitchell M. Merin*...................  President and Chief Operating Officer of asset management of
Two World Trade Center                 Morgan Stanley Dean Witter since December 1998. President
66th Floor                             and Director since April 1997 and Chief Executive Officer
New York, NY 10048                     since June 1998 of Morgan Stanley Dean Witter Advisors Inc.
Date of Birth: 08/13/53                and Morgan Stanley Dean Witter Services Company Inc.
                                       Chairman, Chief Executive Officer and Director of Morgan
                                       Stanley Dean Witter Distributors Inc. since June 1998.
                                       Chairman and Chief Executive Officer since June 1998, and
                                       Director since January 1998, of Morgan Stanley Dean Witter
                                       Trust FSB. Director of various Morgan Stanley Dean Witter
                                       subsidiaries. President of the Morgan Stanley Dean Witter
                                       funds and Discover Brokerage Index Series since May 1999.
                                       Trustee/Director of each of the funds in the Fund Complex, and Vice President of other investment companies advised by the Advisers and their affiliates. Previously Chief
                                       Strategic Officer of Morgan Stanley Dean Witter Advisors
                                       Inc. and Morgan Stanley Dean Witter Services Company Inc.
                                       and Executive Vice President of Morgan Stanley Dean Witter
                                       Distributors Inc. April 1997-June 1998, Vice President of
                                       the Morgan Stanley Dean Witter Funds and Discover Brokerage
                                       Index Series May 1997-April 1999, and Executive Vice
                                       President of Dean Witter, Discover & Co.
Richard F. Powers, III*..............  Chairman, President and Chief Executive Officer of Van
1 Parkview Plaza                       Kampen Investments. Chairman, Director and Chief Executive
P.O. Box 5555                          Officer of the Advisers, the Distributor, Van Kampen
Oakbrook Terrace, IL 60181-5555        Advisors Inc. and Van Kampen Management Inc. Director and
Date of Birth: 02/02/46                officer of certain other subsidiaries of Van Kampen
                                       Investments. Trustee/Director and President of each of the funds in the Fund Complex. Trustee, President and Chairman of the Board of other investment companies advised by the
                                       Advisers and their affiliates, and Chief Executive Officer of Van Kampen Exchange Fund. Prior to May 1998, Executive
                                       Vice President and Director of Marketing at Morgan Stanley
                                       Dean Witter and Director of Dean Witter Discover & Co. and
                                       Dean Witter Realty. Prior to 1996, Director of Dean Witter
                                       Reynolds Inc.

     (3) The footnote at the end of the section entitled "TRUSTEES AND OFFICERS--TRUSTEES" is hereby deleted in its entirety and replaced with the following:

     * Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of each of the funds in the Fund Complex by reason of his firm currently acting as legal counsel to each of the Funds in the Fund Complex. Messrs. Merin and Powers are interested persons of each of the Funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley Dean Witter or its affiliates.

     (4) The section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell, Tanya M. Loden, Weston B. Wetherell and Michael Robert Sullivan, effective January 31, 2000, Dennis J. McDonnell, effective March 31, 2000, Edward C. Wood, III and Stephen L. Boyd, effective April 17, 2000, and Peter W. Hegel, effective May 31, 2000, and by adding the following:

Stephen L. Boyd......................  Executive Vice President and Chief Investment Officer of Van
Date of Birth: 11/16/40                Kampen Investments, and President and Chief Operating
Executive Vice President and           Officer of the Advisers. Executive Vice President and Chief
Chief Investment Officer               Investment Officer of each of the funds in the Fund Complex and certain other investment companies advised by the
                                       Advisers or their affiliates. Prior to April 2000, Vice
                                       President and Chief Investment Officer of the Advisers.
                                       Prior to October 1998, Vice President and Senior Portfolio
                                       Manager with AIM Capital Management, Inc. Prior to February
                                       1998, Senior Vice President and Portfolio Manager of Van
                                       Kampen American Capital Asset Management, Inc., Van Kampen
                                       American Capital Investment Advisory Corp. and Van Kampen
                                       American Capital Management, Inc.
John H. Zimmermann, III..............  Senior Vice President and Director of Van Kampen
Date of Birth: 11/25/57                Investments, President and Director of the Distributor and
Vice President                         President of Van Kampen Insurance Agency of Illinois Inc.
                                       Vice President of each of the funds in the Fund Complex.
                                       From November 1992 to December 1997, Senior Vice President
                                       of the Distributor.

     (5) The second sentence of the first paragraph immediately following the section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby deleted in its entirety.

     (6) The footnote to the "CLASS A SHARES SALES CHARGE TABLE" at the end of the second paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby deleted in its entirety and replaced with the following:

          * No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within one year of purchase. A commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. For single purchases of $20 million or more by an individual retail investor the Distributor will pay, at the time of purchase and directly out of the Distributor's assets (and not out of the Fund's assets), a commission or transaction fee of 1.00% to authorized dealers who initiate and are responsible for such purchases. The commission or transaction fee of 1.00% will be computed on a percentage of the dollar value of such shares sold.

     (7) The section entitled "SHAREHOLDER SERVICES" is hereby amended by adding the following:

PURCHASE OF SHARES

     Effective May 1, 2000, the Fund will reopen sales of its shares to new investors.

     (8) The information in the section entitled "OTHER INFORMATION--INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the Fund's independent accountants, effective May 18, 2000.

     PricewaterhouseCoopers LLP, located at 200 East Randolph Drive, Chicago, Illinois 60601 ("PWC"), had been engaged as the Fund's independent accountants on April 17, 2000 in connection with the audit of the Fund's financial statements for the fiscal year ended March 31, 2000. PWC ceased being the Fund's independent accountants effective May 18, 2000. The cessation of the client-auditor relationship between the

Fund and PWC was based solely on a possible future business relationship by PWC with an affiliate of the Fund's investment adviser. KPMG LLP, located at 303 West Wacker Drive, Chicago, Illinois 60601 ("KPMG"), ceased being the Fund's independent accountants effective April 14, 2000. The cessation of the client-auditor relationship between the Fund and KPMG was based solely on a possible future business relationship by KPMG with an affiliate of the Fund's investment adviser. The changes in independent accountants were approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined on the 1940 Act).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN SMALL CAP VALUE FUND

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 16, 1999,
                       SUPERCEDING ALL PRIOR SUPPLEMENTS

     The Statement of Additional is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Paul G. Yovovich, effective April 14, 2000, and Richard M. DeMartini and Don G. Powell, effective December 15, 1999.

     (2) The section entitled "TRUSTEES AND OFFICERS--TRUSTEES" is hereby amended, effective December 15, 1999, by adding the following:

Mitchell M. Merin*...................  President and Chief Operating Officer of asset management of
Two World Trade Center                 Morgan Stanley Dean Witter since December 1998. President
66th Floor                             and Director since April 1997 and Chief Executive Officer
New York, NY 10048                     since June 1998 of Morgan Stanley Dean Witter Advisors Inc.
Date of Birth: 08/13/53                and Morgan Stanley Dean Witter Services Company Inc.
                                       Chairman, Chief Executive Officer and Director of Morgan
                                       Stanley Dean Witter Distributors Inc. since June 1998.
                                       Chairman and Chief Executive Officer since June 1998, and
                                       Director since January 1998, of Morgan Stanley Dean Witter
                                       Trust FSB. Director of various Morgan Stanley Dean Witter
                                       subsidiaries. President of the Morgan Stanley Dean Witter
                                       funds and Discover Brokerage Index Series since May 1999.
                                       Trustee/Director of each of the funds in the Fund Complex, and Vice President of other investment companies advised by the Advisers and their affiliates. Previously Chief
                                       Strategic Officer of Morgan Stanley Dean Witter Advisors
                                       Inc. and Morgan Stanley Dean Witter Services Company Inc.
                                       and Executive Vice President of Morgan Stanley Dean Witter
                                       Distributors Inc. April 1997-June 1998, Vice President of
                                       the Morgan Stanley Dean Witter Funds and Discover Brokerage
                                       Index Series May 1997-April 1999, and Executive Vice
                                       President of Dean Witter, Discover & Co.
Richard F. Powers, III*..............  Chairman, President and Chief Executive Officer of Van
1 Parkview Plaza                       Kampen Investments. Chairman, Director and Chief Executive
P.O. Box 5555                          Officer of the Advisers, the Distributor, Van Kampen
Oakbrook Terrace, IL 60181-5555        Advisors Inc. and Van Kampen Management Inc. Director and
Date of Birth: 02/02/46                officer of certain other subsidiaries of Van Kampen
                                       Investments. Trustee/Director and President of each of the funds in the Fund Complex. Trustee, President and Chairman of the Board of other investment companies advised by the
                                       Advisers and their affiliates, and Chief Executive Officer of Van Kampen Exchange Fund. Prior to May 1998, Executive
                                       Vice President and Director of Marketing at Morgan Stanley
                                       Dean Witter and Director of Dean Witter Discover & Co. and
                                       Dean Witter Realty. Prior to 1996, Director of Dean Witter
                                       Reynolds Inc.

     (3) The footnote at the end of the section entitled "TRUSTEES AND OFFICERS--TRUSTEES" is hereby deleted in its entirety and replaced with the following:

          * Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of each of the funds in the Fund Complex by reason of his firm currently acting as legal counsel to each of the Funds in the Fund Complex. Messrs. Merin and Powers are interested persons of each of the Funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley Dean Witter or its affiliates.

     (4) The section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell, Tanya M. Loden, Nicholas Dalmaso, Scott E. Martin, Weston B. Wetherell, Steven M. Hill and Michael Robert Sullivan, effective January 31, 2000, Dennis J. McDonnell, effective March 31, 2000, Edward C. Wood, III and Stephen L. Boyd, effective April 17, 2000, and Peter W. Hegel, effective May 31, 2000, and by adding the following:

Stephen L. Boyd...........................  Executive Vice President and Chief Investment Officer of
Date of Birth: 11/16/40                     Van Kampen Investments, and President and Chief Operating
Executive Vice President and                Officer of the Advisers. Executive Vice President and
Chief Investment Officer                    Chief Investment Officer of each of the funds in the Fund
                                            Complex and certain other investment companies advised by
                                            the Advisers or their affiliates. Prior to April 2000,
                                            Vice President and Chief Investment Officer of the
                                            Advisers. Prior to October 1998, Vice President and
                                            Senior Portfolio Manager with AIM Capital Management,
                                            Inc. Prior to February 1998, Senior Vice President and
                                            Portfolio Manager of Van Kampen American Capital Asset
                                            Management, Inc., Van Kampen American Capital Investment
                                            Advisory Corp. and Van Kampen American Capital
                                            Management, Inc.
John H. Zimmermann, III...................  Senior Vice President and Director of Van Kampen
Date of Birth: 11/25/57                     Investments, President and Director of the Distributor
Vice President                              and President of Van Kampen Insurance Agency of Illinois
                                            Inc. Vice President of each of the funds in the Fund
                                            Complex. From November 1992 to December 1997, Senior Vice
                                            President of the Distributor.

     (5) The second sentence of the first paragraph immediately following the section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby deleted in its entirety.

     (6) The footnote to the "CLASS A SHARES SALES CHARGE TABLE" at the end of the second paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby deleted in its entirety and replaced with the following:

          * No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within one year of purchase. A commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. For single purchases of $20 million or more by an individual retail investor the Distributor will pay, at the time of purchase and directly out of the Distributor's assets (and not out of the Fund's assets), a commission or transaction fee of 1.00% to authorized dealers who initiate and are responsible for such purchases. The commission or transaction fee of 1.00% will be computed on a percentage of the dollar value of such shares sold.

     (7) The section entitled "SHAREHOLDER SERVICES" is hereby amended by adding the following:

EXCHANGE PRIVILEGE

     Effective December 1, 1999, all shareholders are limited to eight exchanges per fund during a rolling 365-day period.

     Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period.

     This policy change does not apply to money market funds, systematic exchange plans, or employer-sponsored retirement plans.

     (8) The information in the section entitled "OTHER INFORMATION--INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

        Independent accountants for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the Fund's independent accountants, effective May 18, 2000.

     PricewaterhouseCoopers LLP, located at 200 East Randolph Drive, Chicago, Illinois 60601 ("PWC"), had been engaged as the Fund's independent accountants on April 17, 2000 in connection with the audit of the Fund's financial statements for the fiscal year ended March 31, 2000. PWC ceased being the Fund's independent accountants effective May 18, 2000. The cessation of the client-auditor relationship between the Fund and PWC was based solely on a possible future business relationship by PWC with an affiliate of the Fund's investment adviser. KPMG LLP, located at 303 West Wacker Drive, Chicago, Illinois 60601 ("KPMG"), ceased being the Fund's independent accountants effective April 14, 2000. The cessation of the client-auditor relationship between the Fund and KPMG was based solely on a possible future business relationship by KPMG with an affiliate of the Fund's investment adviser. The changes in independent accountants were approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                             VAN KAMPEN GROWTH FUND

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 29, 1999,
                       SUPERCEDING ALL PRIOR SUPPLEMENTS

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Paul G. Yovovich, effective April 14, 2000, and Richard M. DeMartini and Don G. Powell, effective December 15, 1999.

     (2) The section entitled "TRUSTEES AND OFFICERS--TRUSTEES" is hereby amended, effective December 15, 1999, by adding the following:

Mitchell M. Merin*...................  President and Chief Operating Officer of asset management of
Two World Trade Center                 Morgan Stanley Dean Witter since December 1998. President
66th Floor                             and Director since April 1997 and Chief Executive Officer
New York, NY 10048                     since June 1998 of Morgan Stanley Dean Witter Advisors Inc.
Date of Birth: 08/13/53                and Morgan Stanley Dean Witter Services Company Inc.
                                       Chairman, Chief Executive Officer and Director of Morgan
                                       Stanley Dean Witter Distributors Inc. since June 1998.
                                       Chairman and Chief Executive Officer since June 1998, and
                                       Director since January 1998, of Morgan Stanley Dean Witter
                                       Trust FSB. Director of various Morgan Stanley Dean Witter
                                       subsidiaries. President of the Morgan Stanley Dean Witter
                                       funds and Discover Brokerage Index Series since May 1999.
                                       Trustee/Director of each of the funds in the Fund Complex, and Vice President of other investment companies advised by the Advisers and their affiliates. Previously Chief
                                       Strategic Officer of Morgan Stanley Dean Witter Advisors
                                       Inc. and Morgan Stanley Dean Witter Services Company Inc.
                                       and Executive Vice President of Morgan Stanley Dean Witter
                                       Distributors Inc. April 1997-June 1998, Vice President of
                                       the Morgan Stanley Dean Witter Funds and Discover Brokerage
                                       Index Series May 1997-April 1999, and Executive Vice
                                       President of Dean Witter, Discover & Co.
Richard F. Powers, III*..............  Chairman, President and Chief Executive Officer of Van
1 Parkview Plaza                       Kampen Investments. Chairman, Director and Chief Executive
P.O. Box 5555                          Officer of the Advisers, the Distributor, Van Kampen
Oakbrook Terrace, IL 60181-5555        Advisors Inc. and Van Kampen Management Inc. Director and
Date of Birth: 02/02/46                officer of certain other subsidiaries of Van Kampen
                                       Investments. Trustee/Director and President of each of the funds in the Fund Complex. Trustee, President and Chairman of the Board of other investment companies advised by the
                                       Advisers and their affiliates, and Chief Executive Officer of Van Kampen Exchange Fund. Prior to May 1998, Executive
                                       Vice President and Director of Marketing at Morgan Stanley
                                       Dean Witter and Director of Dean Witter Discover & Co. and
                                       Dean Witter Realty. Prior to 1996, Director of Dean Witter
                                       Reynolds Inc.

     (3) The footnote at the end of the section entitled "TRUSTEES AND OFFICERS--TRUSTEES" is hereby deleted in its entirety and replaced with the following:

     * Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of each of the funds in the Fund Complex by reason of his firm currently acting as legal counsel to each of the Funds in the Fund Complex. Messrs. Merin and Powers are interested persons of each of the Funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley Dean Witter or its affiliates.

     (4) The section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell, Tanya M. Loden, Weston B. Wetherell and Michael Robert Sullivan, effective January 31, 2000, Dennis J. McDonnell, effective March 31, 2000, Edward C. Wood, III and Stephen L. Boyd, effective April 17, 2000, and Peter W. Hegel, effective May 31, 2000, and by adding the following:

Stephen L. Boyd......................  Executive Vice President and Chief Investment Officer of Van
Date of Birth: 11/16/40                Kampen Investments, and President and Chief Operating
Executive Vice President and           Officer of the Advisers. Executive Vice President and Chief
Chief Investment Officer               Investment Officer of each of the funds in the Fund Complex and certain other investment companies advised by the
                                       Advisers or their affiliates. Prior to April 2000, Vice
                                       President and Chief Investment Officer of the Advisers.
                                       Prior to October 1998, Vice President and Senior Portfolio
                                       Manager with AIM Capital Management, Inc. Prior to February
                                       1998, Senior Vice President and Portfolio Manager of Van
                                       Kampen American Capital Asset Management, Inc., Van Kampen
                                       American Capital Investment Advisory Corp. and Van Kampen
                                       American Capital Management, Inc.
John H. Zimmermann, III..............  Senior Vice President and Director of Van Kampen
Date of Birth: 11/25/57                Investments, President and Director of the Distributor and
Vice President                         President of Van Kampen Insurance Agency of Illinois Inc.
                                       Vice President of each of the funds in the Fund Complex.
                                       From November 1992 to December 1997, Senior Vice President
                                       of the Distributor.

     (5) The second sentence of the first paragraph immediately following the section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby deleted in its entirety.

     (6) The footnote to the "CLASS A SHARES SALES CHARGE TABLE" at the end of the second paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby deleted in its entirety and replaced with the following:

          * No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within one year of purchase. A commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. For single purchases of $20 million or more by an individual retail investor the Distributor will pay, at the time of purchase and directly out of the Distributor's assets (and not out of the Fund's assets), a commission or transaction fee of 1.00% to authorized dealers who initiate and are responsible for such purchases. The commission or transaction fee of 1.00% will be computed on a percentage of the dollar value of such shares sold.

     (7) The information in the section entitled "OTHER INFORMATION--INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the Fund's independent accountants, effective May 18, 2000.

     PricewaterhouseCoopers LLP, located at 200 East Randolph Drive, Chicago, Illinois 60601 ("PWC"), had been engaged as the Fund's independent accountants on April 17, 2000 in connection with the audit of the Fund's financial statements for the fiscal year ended March 31, 2000. PWC ceased being the Fund's independent accountants effective May 18, 2000. The cessation of the client-auditor relationship between the Fund and PWC was based solely on a possible future business relationship by PWC with an affiliate of the Fund's investment adviser. KPMG LLP, located at 303 West Wacker Drive, Chicago, Illinois 60601 ("KPMG"), ceased being the Fund's independent accountants effective April 14, 2000. The cessation of the client-auditor relationship between the Fund and KPMG was based solely on a possible future business relationship by KPMG with an affiliate of the Fund's investment adviser. The changes in independent accountants were approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act).
                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN SELECT GROWTH FUND

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 24, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000.

     (2) The footnote to the "CLASS A SHARES SALES CHARGE TABLE" at the end of the second paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby deleted in its entirety and replaced with the following:

          * No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within one year of purchase. A commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. For single purchases of $20 million or more by an individual retail investor the Distributor will pay, at the time of purchase and directly out of the Distributor's assets (and not out of the Fund's assets), a commission or transaction fee of 1.00% to authorized dealers who initiate and are responsible for such purchases. The commission or transaction fee of 1.00% will be computed on a percentage of the dollar value of such shares sold.

     (3) The information in the section entitled "OTHER
INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the Fund's independent accountants, effective May 18, 2000. PricewaterhouseCoopers LLP, located at 200 East Randolph Drive, Chicago, Illinois 60601 ("PWC"), ceased being the Fund's independent accountants effective May 18, 2000. The cessation of the client-auditor relationship between the Fund and PWC was based solely on a possible future business relationship by PWC with an affiliate of the Fund's investment adviser. The change in independent accountants was approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE